Summary of significant accounting policies - Segment reporting (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 8,761,318	¥ 8,721,175	¥ 8,315,236
Cost of revenues	(7,250,847)	(7,268,741)	(6,997,566)
Employee social security and welfare benefits	(307,283)	(323,685)	(339,155)
Share-based compensation expenses	(108,516)	(17,393)	(31,899)
Credit losses, net	(48,900)	(12,756)	(28,006)
Depreciation and amortization	(54,769)	(73,466)	(76,073)
Interest expense	(19,003)	(19,343)	(94,182)
Net losses	(267,030)	(304,705)	(731,592)
Total expenditures for additions to long-lived assets	83,034	55,563	50,104
Operating segment | Single reportable segment
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	8,761,318	8,721,175	8,315,236
Cost of revenues	(7,250,847)	(7,268,741)	(6,997,566)
Employee social security and welfare benefits	(1,013,760)	(1,076,605)	(1,222,316)
Rental and property management expenses	(152,274)	(177,969)	(192,664)
Logistic expenses	(126,174)	(131,527)	(145,793)
Traveling expenses	(97,731)	(124,125)	(62,758)
Share-based compensation expenses	(108,516)	(17,393)	(31,899)
Credit losses, net	(48,900)	(12,756)	(28,006)
Advertising and promotion expenses	(45,227)	(58,866)	(37,050)
Professional services fee	(44,139)	(32,270)	(50,286)
Depreciation and amortization	(52,447)	(69,105)	(63,881)
Interest expense	(19,003)	(19,343)	(94,182)
Other segment expenses	(69,330)	(37,180)	(120,427)
Net losses	¥ (267,030)	¥ (304,705)	¥ (731,592)
Segment Reporting, Other Segment Item, Composition, Description	Other segment items included in segment net losses includes interest and investment income, others, net.	Other segment items included in segment net losses includes interest and investment income, others, net.	Other segment items included in segment net losses includes interest and investment income, others, net.